SCHEDULE OF OIL AND GAS ACTIVITIES (Details) - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Extractive Industries [Abstract]
Oil and gas property – subject to amortization	$ 22,053,581	$ 20,912,041	$ 20,345,797
Accumulated depletion and impairment	(19,839,524)	(19,573,054)	(18,918,311)
Oil and gas property – subject to amortization, net	2,214,057	1,338,987	1,427,486	$ 1,999,817	$ 2,911,730
Oil and gas property – not subject to amortization	1,129,500	1,113,494	958,133
Accumulated impairment
Oil and gas property – not subject to amortization, net	$ 1,129,500	$ 1,113,494	$ 958,133